S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 14, 2025
Peter Georgiopoulos [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Peter Georgiopoulos United Overseas Group Provider of maritime transportation services Chairman and President Quantum HPC High-performance mission critical facilities Chairman and Director SeaArctos Emissions tracking for shipping Chairman and Director IGP Methanol Decarbonization of chemicals and fuels Director PaymentWorks Secure automated vendor onboarding and payments Director
Leonard Vrondissis [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Leonard Vrondissis United Overseas Group Provider of maritime transportation services Secretary and Director Quantum HPC High-performance mission critical facilities Director SeaArctos Emissions tracking for shipping Director IGP Methanol Decarbonization of chemicals and fuels Director
Stewart Crawford [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Stewart Crawford United Overseas Group Provider of maritime transportation services Chief Financial Officer
Alexandros Argyros [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Alexandros Argyros AXIA Ventures Group Investment bank Managing Director and Head of Investment Banking
Chele Farley [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Chele Farley Mistral Capital International Private equity fund Partner and Managing Director CDT Equity Clinical-stage biopharmaceuticals Director Palmilla San Jose Inmobiliara Real estate resort development Director
Warren Hosseinion [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Warren Hosseinion Voyager Acquisition Corp SPAC Chairman Nutex Health, Inc. Healthcare services and operations Director and President Cardio Diagnostics Holdings, Inc. Provider of AI-driven tests to detect and manage heart disease Chairman
Jonathan Intrater [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Jonathan Intrater Ladenburg Thalmann Investment bank Managing Director Voyager Acquisition Corp SPAC Director